Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Reconciliations of the amounts used in the computation of both basic earnings per common share and diluted earnings per common share
For the year ended December 31, 2023
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$15,546	5,424,890	$2.87
Effect of dilutive securities:
Restricted stock units - unvested	-	18,971
Shares held in deferred comp plan by deferred compensation trust		166,353
Diluted earnings per share	$15,546	5,610,214	$2.77
For the year ended December 31, 2022
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$16,123	5,480,123	$2.94
Effect of dilutive securities:
Restricted stock units - unvested	-	15,467
Shares held in deferred comp plan by deferred compensation trust		165,599
Diluted earnings per share	$16,123	5,661,189	$2.85
For the year ended December 31, 2021
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$15,133	5,576,099	$2.71
Effect of dilutive securities:
Restricted stock units - unvested	-	13,935
Shares held in deferred comp plan by deferred compensation trust		158,831
Diluted earnings per share	$15,133	5,748,865	$2.63

Common Stock
Schedule of premises and equipment
Buildings and improvements	10 - 50 years
Furniture and equipment	3 - 10 years